Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
HCML Share Option Scheme
Share-based Compensation
A summary of share option activity and related information

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	£ per share	(years)	(in £’000)
Outstanding at January 1, 2019	18,554,850	3.31	7.35	15,158
Granted	2,315,000	3.18
Exercised	(329,000)	0.61
Cancelled	(1,012,110)	4.61
Expired	(96,180)	4.65
Outstanding at December 31, 2019	19,432,560	3.27	6.67	18,668
Granted	12,746,500	3.51
Cancelled	(1,200,040)	4.55
Expired	(574,090)	4.61
Outstanding at June 30, 2020	30,404,930	3.28	7.60	35,790
Vested and exercisable at December 31, 2019	10,139,170	2.39	4.89	16,654
Vested and exercisable at June 30, 2020	11,508,890	2.64	4.78	21,302

Assumption for fair value of share options granted

	Year Ended	Six Months Ended
	December 31, 2019	June 30, 2020
Weighted average grant date fair value of share options (in £ per share)	1.07	1.32
Significant inputs into the valuation model (weighted average):
Exercise price (in £ per share)	3.18	3.51
Share price at effective date of grant (in £ per share)	3.07	3.51
Expected volatility (note (a))	38.4%	42.6%
Risk-free interest rate (note (b))	0.56%	0.55%
Contractual life of share options (in years)	10	10
Expected dividend yield (note (c))	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	The risk-free interest rates used in the Polynomial model are with reference to the sovereign yield of the United Kingdom because the Company’s ordinary shares are currently listed on AIM and denominated in £.
(c)	The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Polynomial model.

Summary of share-based compensation expenses

	Six Months Ended
	June 30,
	2020	2019

	(in US$’000)
Research and development expenses	1,697	3,756
Administrative expenses	1,237	371
Cost of goods	72	—
	3,006	4,127

LTIP
Share-based Compensation
Schedule of granted awards

	Maximum cash
	amount per annum	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
August 5, 2019	0.7	2019	note (a)
October 10, 2019	0.1	note (b)	note (b)
April 20, 2020	37.4	2020	note (a)
April 20, 2020	1.9	note (b)	note (b)
April 20, 2020	0.2	note (c)	note (c)

Notes:

(a)	The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.
(b)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.
(c)	This award does not stipulate performance targets and will be vested on the first anniversary of the date of grant.

Schedule of treasury shares (in the form of ordinary shares or ADS of the Company) held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2019	1,121,030	6,677
Purchased	60,430	346
Vested	(240,150)	(944)
As at December 31, 2019	941,310	6,079
Purchased	3,281,920	12,904
Vested	(705,605)	(4,800)
As at June 30, 2020	3,517,625	14,183

Summary of share-based compensation expenses

	Six Months Ended
	June 30,
	2020	2019

	(in US$’000)
Research and development expenses	3,145	543
Selling and administrative expenses	756	827
Cost of goods	60	—
	3,961	1,370
Recorded with a corresponding credit to:
Liability	2,840	590
Additional paid-in capital	1,121	780
	3,961	1,370